Shareholder Fees	Mar. 31, 2026 USD ($)
TWEEDY, BROWNE INTERNATIONAL VALUE FUND | TWEEDY, BROWNE INTERNATIONAL VALUE FUND
Prospectus [Line Items]
Shareholder Fee, Other	$ 0
TWEEDY, BROWNE INTERNATIONAL VALUE FUND II - CURRENCY UNHEDGED | TWEEDY, BROWNE INTERNATIONAL VALUE FUND II - CURRENCY UNHEDGED
Prospectus [Line Items]
Shareholder Fee, Other	0
TWEEDY, BROWNE VALUE FUND | TWEEDY, BROWNE VALUE FUND
Prospectus [Line Items]
Shareholder Fee, Other	0
TWEEDY, BROWNE . BUYBACKS . DIVIDENDS + VALUE FUND | TWEEDY, BROWNE . BUYBACKS . DIVIDENDS + VALUE FUND
Prospectus [Line Items]
Shareholder Fee, Other	$ 0